Additional information from continuing operations on the consolidated statements of cash flows - Disclosure of detailed information about cash flow information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of cash flow statement [Abstract]
Interests received measured using the effective rate method	$ 5,587	$ 5,689
Interests paid on long-term debt	17,183	14,578
Income taxes paid	2,585	1,150
Increase in amounts receivable	(4,564)	(4,844)
Decrease (increase) in other current assets	704	(76)
Increase in accounts payable and accrued liabilities	1,975	1,689
Changes in non-cash working capital items	$ (1,885)	$ (3,231)